Income Taxes - Tax Effect of Temporary Differences of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax Assets:
Net operating loss carryforwards	$ 2,099	$ 2,643
Accruals and allowances not deductible for tax purposes	230	1,089
Identifiable intangible assets	445	342
Stock based and accrued compensation	1,665
Unrealized loss on investments		2,359
Investment in partnerships	3,076	2,861
Interest expense carryforward	873
Other	450	1,000
Total deferred tax assets, gross	8,838	10,294
Less: valuation allowance	(6,278)	(10,112)
Total deferred tax assets, net	2,560	182
Deferred Tax Liabilities:
Unrealized gain on investment	(2,250)
Other	(526)	(182)
Total deferred tax liabilities	(2,776)	$ (182)
Total deferred tax liabilities, net	$ (216)